Financial risk management: (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long term debt	$ 7,149,177
Accounts payable and accrued expenses	2,101,862	475,234
Not later than three months [member]
Bank loans and interest	177,080	58,336
Long term debt	337,107
Suppliers	428,881	11,401
Accounts payable and accrued expenses	1,175,306	347,190
Later than three months and not later than one year [member]
Bank loans and interest	606,433	44,332
Long term debt	317,789
Later than one year and not later than two years [member]
Bank loans and interest	880,357	709,307
Long term debt	633,140
Later than two years and not later than five years [Member]
Bank loans and interest	12,146,826	$ 3,648,801
Long term debt	$ 11,442,620